Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the 12 Months Ended June 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Jeff A. Kozemchak, CFA, Vice President, Federated Investment Management Company

PERFORMANCE

For the twelve months ended June 30, 2002, Federated Short-Term Municipal Trust produced a total return of 4.63%1 for Institutional Shares (IS) and 4.37%1 for Institutional Service Shares (ISS), as tax-exempt dividend income was enhanced by price appreciation due to falling interest rates. These returns handily exceeded the Lipper Short-Term Municipal Debt Funds average total return of 3.96% over the period.2 For the one-year, five-year, and ten-year periods ended June 30, 2002, the fund had the following rankings in the Lipper Short-Term Municipal Debt Funds category: 7th (IS) and 14th (ISS) out of 40 funds; 6th (IS) and 13th (ISS) out of 26 funds; and 4th (IS) out of 7 funds. The fund's one-year total returns are equivalent to taxable total returns of 7.05% (IS) and 6.63% (ISS) for investors in the highest federal tax bracket. These total returns significantly exceeded those of taxable money market funds over the one-year period.3

Nevertheless, the fund is managed predominately for tax-exempt income,4 with a secondary goal of minimizing the fluctuation of principal value. The fund produced income dividends exempt from federal regular income taxes of approximately $0.3876 per share (IS) and $0.3618 per share (ISS). These dividends are equivalent to annualized tax-free distribution rates of 3.74% (IS) and 3.50% (ISS). For investors at the highest federal tax bracket, these distributions are comparable to tax-equivalent distribution rates of 6.09% (IS) and 5.70% (ISS).

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

3 Unlike money market funds, which seek to maintain a $1.00 share price, the fund's share price fluctuates in value.

4 Income may be subject to the federal alternative minimum tax and state and local taxes.

The fund's 30-day net distribution yield on June 30, 2002, was 3.44% (IS) and 3.19% (ISS).5 The fund's 30-day SEC yield on June 30, 2002 was 2.66% (IS) and 2.41% (ISS).6 After a period of sharply declining interest rates, the fund's yield remains significantly above similar maturity and quality municipal bonds that are currently being issued in the market. For example, a "AAA" rated 2-year maturity municipal bond issued on June 30, 2002 had a yield of only 1.97%, illustrating the attractiveness of the fund's income stream.

MARKET OVERVIEW

Mixed economic data, continued geopolitical distress, and a bear market in equities has resulted in a flight to quality that has helped to make municipal bonds the preferred sector for high net worth investors. The corporate and high yield bond markets continued to suffer from a weakening economy, earnings reliability, and management credibility problems. While not immune to economic slowdowns and the impact on state and local governments, the effects of a recession and the impact on credit quality in the municipal market have been rather muted, especially when compared with the corporate bond market. As a result, flows into municipal bond funds, including Federated Short-Term Municipal Trust, have been consistently positive. The increased level of demand from both retail and institutional sources has helped the municipal bond market perform well relative to other fixed income asset classes.

In the latter half of 2001, the Federal Reserve Board (the "Fed") eased six times, moving the federal funds target rate from 4.00% to 1.75%. As a result, short-term interest rates fell rapidly during 2001, but exhibited moderate volatility in early 2002 as the market expected an economic recovery that failed to materialize. Interest rates for 2-year municipal bonds are now at their lowest point in the past decade. Interest rates as measured by the 2-year, AAA-rated, municipal bond started the period at a high of 3.15%, declined to 2.25% by early November, traded in range between 2.10% and 2.85% from December through March, but steadily moved lower to end the period at 1.97%. In this interest rate environment, bonds on the short-end of the curve performed very well on a risk-adjusted basis relative to their longer-term counterparts, as the yield curve steepened significantly as short-term bond yields fell.

5 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

6 The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

FUND STRATEGY

Because short-term rates were falling rapidly and the fund's yield generally was higher than the yields of direct market securities over the reporting period, investors found the fund to be an attractive investment versus direct securities.

Because high-quality bonds perform best in a bull markets for bonds (declining interest rates) and a slowing economy, our new purchases for the fund mainly concentrated on quality and liquidity. However, because the fund is managed primarily to maximize the distribution of tax-exempt income, we also purchased a number of attractively priced higher yielding short-term bonds in the healthcare, utilities, paper, oil and refining, and transportation sectors.

At the end of the reporting period, the fund had over 70% of its assets in issues rated "A" or better. The average rating of the fund's portfolio was "AA". For the first nine months of the reporting period, the duration of the fund ranged from 2.0 to 2.4 years, slightly longer than our Lipper peer group.6 In the final three months, we shortened the duration to 1.75 years after interest rates had fallen considerably.

MARKET OUTLOOK

We anticipate a continuation of slow economic growth into the second half of 2002, and for the Fed to leave the federal funds target rate unchanged for the remainder of the year. As a result, the municipal yield curve should remain rather steep, providing incentive for management to move out of overnight vehicles into short and short-intermediate bonds for incremental return. We expect issuance will continue to surge as low interest rates and the need to fix state and local budget deficits persists. At the same time, turmoil in the equity and corporate bond markets make municipals an attractive choice for investors seeking lower volatility in their portfolios. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

6 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Short-Term Municipal Trust

Average Annual Total Return for the Period Ended 6/30/2002
1 Year	4.63%
5 Years	4.44%
10 Years	4.30%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Short-Term Municipal Trust (Institutional Shares) (the "Fund") from June 30, 1992 to June 30, 2002, compared with the Lehman Brothers 1-Year Municipal Index (LB1MI),2 and the Lehman Brothers 3-Year Municipal Index (LB3MI).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated August 31, 2002, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LB1MI began performance on July 1, 1993. These indexes are unmanaged and investments cannot be made in an index.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Short-Term Municipal Trust

Average Annual Total Return for the Period Ended 6/30/2002
1 Year	4.37%
5 Years	4.18%
Start of Performance (9/1/1993)	3.97%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Short-Term Municipal Trust (Institutional Service Shares) (the "Fund") from September 1, 1993 (start of performance) to June 30, 2002, compared with the Lehman Brothers 1-Year Municipal Index (LB1MI),2 and the Lehman Brothers 3-Year Municipal Index (LB3MI).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated August 31, 2002, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged and investments cannot be made in an index.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8072507ARS (8/02)

Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

PROSPECTUS

August 31, 2002

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 13

How is the Fund Sold? 13

How to Purchase Shares 14

How to Redeem Shares 16

Account and Share Information 18

Who Manages the Fund? 19

Financial Information 20

Report of Ernst & Young LLP, Independent Auditors 43

Board of Trustees and Fund Officers 44

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's dollar-weighted average portfolio maturity will be less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax exempt securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

Other risk factors associated with an investment in the Fund include prepayment risk, sector risk, liquidity risk, tax risk and leverage risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's Institutional Service Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's Institutional Service Shares total return for the six-month period from January 1, 2002 to June 30, 2002 was 2.47%.

Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 3.02% (quarter ended March 31, 1995). Its lowest quarterly return was (0.65)% ( quarter ended March 31, 1994).

Average Annual Total Return Table

Return Before Taxes is shown for the Fund's Institutional Service Shares. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-Year Municipal Index ("LB1MI") and Lehman Brothers 3-Year Municipal Index ("LB3MI"), broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

Fund	1 Year	5 Years	Start of Performance[1]
Return Before Taxes	5.24%	4.01%	3.91%

Return After Taxes on Distributions[2]	5.24%	4.01%	3.91%

Return After Taxes on Distributions and Sale of Fund Shares[2]	4.74%	4.02%	3.92%

LB1MI	5.77%	4.68%	4.51%

LB3MI	6.59%	5.08%	4.90%

1 The Fund's Institutional Service Shares start of performance date was September 1, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Voluntary Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.09%
Total Contractual Waivers of Fund Expenses	0.12%
Total Annual Fund Operating Expenses (after contractual waivers)	0.97%

1 Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares actually paid for the fiscal year ended June 30, 2002.

Total Voluntary Waivers of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after voluntary waivers)	0.72%

2 Pursuant to the investment advisory contract, the Adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.28% for the fiscal year ended June 30, 2002. Shareholders must approve any change to the contractual waiver.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.00% for the fiscal year ended June 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are after the contractual waiveras shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 99

3 Years	$ 309

5 Years	$ 536

10 Years	$1,190

What are the Fund's Investment Strategies?

The Fund will invest its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. The tax exempt securities in which the Fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to AMT, which may offer higher returns.

Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

HEDGING TRANSACTIONS

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge any portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the principal types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

The Fund attempts to manage credit risk by purchasing investment grade securities.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

TAX RISKS

The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the fund's risk of loss and potential for gain. Investors can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder service fees and extraordinary expenses exceed 0.45% of its average daily net assets.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Independent Auditors on page 43.

Year Ended June 30	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.27	$10.03	$10.20	$10.29	$10.26
Income From Investment Operations:
Net investment income	0.36 [2]	0.41	0.41	0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contract	0.08 [2]	0.24	(0.17)	(0.09)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.44	0.65	0.24	0.32	0.45

Less Distributions:
Distributions from net investment income	(0.36)	(0.41)	(0.41)	(0.41)	(0.42)

Net Asset Value, End of Period	$10.35	$10.27	$10.03	$10.20	$10.29

Total Return[3]	4.37%	6.64%	2.39%	3.13%	4.41%

Ratios to Average Net Assets:

Expenses	0.72%	0.72%	0.72%	0.72%	0.72%

Net investment income	3.50%[2]	4.08%	4.03%	3.97%	4.05%

Expense waiver/reimbursement[4]	0.37%	0.40%	0.37%	0.37%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$28,577	$21,851	$14,282	$21,767	$11,367

Portfolio turnover	33%	58%	31%	19%	33%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium and long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, and the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2002

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--89.4%[2]
		Alabama--4.1%
$978,032	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		$1,019,119
860,000		Huntsville, AL Health Care Authority, Revenue Bonds, 4.75% (Huntsville Hospital System), 6/1/2004	NR/A2		890,023
3,280,000		Huntsville, AL, GO UT Warrants, 5.375%, 12/1/2003	NR		3,297,023
1,275,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group), 7/1/2006	AAA/Aaa		1,390,260
1,190,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds Series 2000A), 5.50% (Coffee Health Group), 7/1/2005	AAA/Aaa		1,285,474
2,000,000		Mobile, AL, IDB, (Series 1994A), 3.25% TOBs (International Paper Co.), Optional Tender 12/1/2002	BBB/Baa2		2,000,840

		TOTAL			9,882,739

		Alaska--3.8%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00%, 12/1/2006	AAA/Aaa		3,250,470
1,260,000		Anchorage, AK, GO UT Bonds (Series B), 5.00% (FGIC INS), 12/1/2003	AAA/Aaa		1,317,695
3,500,000		Valdez, AK Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+/A3		3,505,460
1,000,000		Valdez, AK Marine Terminal, (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+/A3		998,800

		TOTAL			9,072,425

		Arizona--3.2%
3,000,000		Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2000), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2003	AA/Aa2		3,103,920
1,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		1,501,770
2,000,000		Maricopa County, AZ Pollution Control Corp., Refunding Revenue Bonds (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB/NR		1,994,540
1,000,000		Maricopa County, AZ, IDA, 2.00% CP (American Water Capital Corp.), Mandatory Tender 9/5/2002	BBB+/Baa1		1,000,000

		TOTAL			7,600,230

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Arkansas--0.7%
$1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc. GTD), Mandatory Tender 8/1/2002	BBB/NR		$1,000,030
677,922		Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R), 6.50% (MBIA INS), 2/1/2011	AAA/NR		666,221

		TOTAL			1,666,251

		California--0.8%
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2005	A/A3		1,003,000
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,023,650

		TOTAL			2,026,650

		Colorado--1.0%
415,000		Colorado HFA, SFM Revenue Bond, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		434,576
142,000		Colorado HFA, SFM Program Senior Bonds, (Series 1998C-2), 4.50%, 11/1/2005	NR/Aa2		143,123
105,000		Colorado HFA, SFM Program Subordinate Bonds, (Series 1998B), 4.625%, 11/1/2005	NR/A1		105,870
500,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.50% (Parkview Medical Center), 9/1/2002	NR/Baa1		501,330
500,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.75% (Parkview Medical Center), 9/1/2003	NR/Baa1		509,565
640,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	NR/Baa1		662,419

		TOTAL			2,356,883

		District of Columbia--0.5%
1,200,000		District of Columbia, Revenue Bonds (Series 1999), 5.30% TOBs (819 7th Street, LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2004	A+/NR		1,234,332

		Florida--2.8%
995,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA INS), 7/1/2019	AAA/Aaa		1,028,711
1,300,000		Florida State Board of Education Capital Outlay, GO UT Bonds (Series 2001E), 5.00% (Florida State), 6/1/2004	AA+/Aa2		1,372,462
500,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 5/15/2005	BB/Ba3		469,690
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Florida--continued
$1,885,000		Miami-Dade County, FL School District, COPs (Series A), 5.25%, 10/1/2006	AAA/Aaa		$2,065,922
1,600,000		Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corp. Obligated Group), 12/1/2004	A+/NR		1,692,480

		TOTAL			6,629,265

		Georgia--0.7%
1,700,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	AA-/NR		1,700,068

		Illinois--5.1%
1,585,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	NR		1,585,238
45,000		Chicago, IL SFM, Collateralized SFM Revenue Bonds, (Series A-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		46,170
1,030,000		Illinois Health Facilities Authority, Revenue Bonds, (Series 1998), 5.25% (Centegra Health System), 9/1/2003	A-/NR		1,062,239
1,000,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 4.80% (Advocate Health Care Network)/(Original Issue Yield: 4.90%), 8/15/2002	AA/Aa3		1,003,660
2,000,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Advocate Health Care Network), 8/15/2003	AA/Aa3		2,061,100
1,000,000		Illinois State, GO UT Bonds (First Series of December 2000), 5.50%, 12/1/2004	AA/Aa2		1,080,500
2,000,000		Illinois State, GO UT Bonds (Series 2000), 5.25%, 8/1/2003	AA/Aa2		2,078,460
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, GO UT Bonds, 5.50%, 12/30/2007	AAA/Aaa		3,397,456

		TOTAL			12,314,823

		Indiana--1.3%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/A2		1,006,620
1,200,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services), 11/1/2004	NR/Aa3		1,268,376
760,000		Indiana State HFA, SFM Revenue Bonds, (Series C-3), 4.75%, 1/1/2029	NR/Aaa		783,636

		TOTAL			3,058,632

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Iowa--0.8%
$1,880,000		Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds (Series 2001), 5.00%, 8/1/2004	AAA/Aaa		$1,994,454

		Kansas--2.6%
2,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power And Light Co.), Optional Tender 8/30/2002	BBB/A2		2,002,820
2,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, (Series 1994), 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		2,026,600
265,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 4.70% (GNMA COL), 12/1/2008	NR/Aaa		269,979
1,640,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	NR/Aaa		1,708,732
340,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 2001B-1), 4.00% (GNMA COL), 12/1/2013	NR/Aaa		346,501

		TOTAL			6,354,632

		Louisiana--5.0%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		1,037,500
2,200,000		Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (Duke Energy Corp.), 8/15/2022	NR/A3		2,281,246
1,935,000		Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana-Pacific Corp.)/(Hibernia National Bank LOC), 5/1/2004	NR/A3		2,005,182
2,000,000		Louisiana State Energy & Power Authority, Refunding Revenue Bonds (Series 2000), 5.25% (Rodemacher Unit No. 2 Project), 1/1/2003	AAA/Aaa		2,038,400
2,500,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		2,537,775
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,005,320

		TOTAL			11,905,423

		Maryland--0.4%
1,000,000		Prince Georges County, MD, IDRB (Series 1993), 4.25% TOBs (International Paper Co.), Optional Tender 7/15/2002	BBB/Baa2		1,002,650

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Massachusetts--1.5%
$2,495,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		$2,564,810
1,060,000		Massachusetts HEFA, Revenue Bonds (Series C), 5.00% (Milton Hospital), 7/1/2004	BBB+/NR		1,105,548

		TOTAL			3,670,358

		Michigan--2.9%
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA/Aaa		2,752,450
1,005,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.70% (Hackley Hospital Obligated Group), 5/1/2004	NR/Baa1		1,027,040
1,265,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2003	AA-/Aa3		1,320,913
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-/Aa3		1,067,540
820,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	NR/A1		847,806

		TOTAL			7,015,749

		Missouri--1.3%
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2005	AA/Aa2		1,606,065
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	AA/Aa2		1,627,275

		TOTAL			3,233,340

		Nebraska--0.6%
1,500,000		Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1/MIG1		1,528,245

		New Mexico--0.5%
1,245,000		Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds (Series 1996), 5.00%, 6/1/2003	NR		1,274,756

		New York--4.6%
4,000,000		New York City, NY, UT GO Bonds (Series 1991B), 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A/A2		4,078,400
1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A/A2		1,067,420
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A/A2		1,065,670
2,360,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	NR/Aa1		2,441,491
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		New York--continued
$1,000,000		New York State Thruway Authority, Highway and Bridge Transportation Fund Revenue Bd., (Series B-1), 5.50% (MBIA INS), 4/1/2004	AAA/Aaa		$1,059,340
1,185,000		Niagara Falls, NY City School District, COPs (Series 1998), 5.625%, 6/15/2003	BBB-/Baa2		1,225,053

		TOTAL			10,937,374

		North Carolina--2.2%
2,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		2,029,000
1,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa3		1,034,880
1,100,000		North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		1,114,003
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+/Baa1		1,018,390

		TOTAL			5,196,273

		Ohio--6.7%
1,000,000		Beavercreek, OH Local School District, Special TANs, 4.25%, 12/1/2004	NR		1,034,180
1,170,000		Franklin County, OH, Revenue Refunding Bonds, 4.35% (Capitol South Community Urban Redevelopment Corp.), 6/1/2003	NR		1,188,346
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB/Baa2		3,031,710
1,750,000		Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.30% (Knox Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA/NR		1,817,357
1,500,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project), Mandatory Tender 3/31/2005	NR/A3		1,501,095
610,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		627,281
1,350,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.60% (GNMA COL), 9/1/2026	AAA/Aaa		1,369,197
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Ohio--continued
$1,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		$1,000,000
1,000,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.70% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2002	BBB+/Baa1		1,000,460
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,002,710
1,500,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		1,501,710
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50%, 6/1/2006	AAA/Aaa		1,097,260

		TOTAL			16,171,306

		Oklahoma--4.0%
3,335,000		Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA COL), 9/1/2029	NR/Aaa		3,570,885
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,057,200
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,098,560
2,000,000		Tulsa, OK Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000A), 5.80% TOBs (American Airlines, Inc.), Mandatory Tender 12/1/2004	BB/B1		1,910,060

		TOTAL			9,636,705

		Oregon--0.9%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,049,590
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,065,850

		TOTAL			2,115,440

		Pennsylvania--8.7%
5,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		5,221,950
3,000,000		Northampton County, PA, IDA, 2.10% CP (American Water Capital Corp.), Mandatory Tender 7/24/2002	BBB+/Baa1		3,000,000
1,500,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,544,325
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Pennsylvania--continued
$2,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), 2.35% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and Westdeutsche Landesbank Girozentrale LIQs), Optional Tender 7/1/2003	AAA/Aaa		$2,511,925
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+/NR		214,820
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR		1,072,140
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2006	AAA/Aaa		1,372,550
2,000,000		Pennsylvania State University, Revenue Refunding Bonds, 5.00%, 3/1/2004	AA/Aa2		2,099,820
2,010,036		Philadelphia, PA Municipal Authority, Equipment Revenue Bonds (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/(AMBAC INS), 10/1/2004	AAA/Aaa		2,141,793
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Guthrie Healthcare System), 12/1/2005	A-/NR		1,068,260
640,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	NR		671,494

		TOTAL			20,919,077

		Rhode Island--2.6%
1,498,000		Cranston, RI, 3.75% BANs, 11/14/2002	NR		1,501,985
2,775,000		Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR		2,799,087
600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		616,926
650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		671,990
700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		727,909

		TOTAL			6,317,897

		South Carolina--0.4%
1,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00%, 1/1/2004	AAA/Aaa		1,045,040

		South Dakota--0.6%
1,240,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,317,103

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Tennessee--4.6%
$485,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.00% (Dominion Resources, Inc.), 11/1/2002	BBB+/NR		$487,275
490,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		497,316
500,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		513,050
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Multifamily Housing Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA INS), Mandatory Tender 2/1/2006	AAA/NR		1,030,560
1,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA/Aa2		2,117,114
2,085,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA/Aa2		2,222,381
2,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(Original Issue Yield: 7.27%), 12/1/2024	AAA/Aaa		2,264,000
2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		2,003,200

		TOTAL			11,134,896

		Texas--6.5%
3,000,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Electric Co.), Mandatory Tender 6/19/2006	BBB+/Baa2		3,046,320
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB/Baa1		981,530
1,370,000		Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,418,964
2,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		2,009,600
2,070,000		Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds (Series 1997), 4.95% (United States Treasury GTD), 5/1/2021	NR		2,156,257
3,000,000		Matagorda County, TX Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		2,997,930
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Texas--continued
$1,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 4.00% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2004	AAA/Aaa		$1,037,630
750,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 4.00% TOBs (TXU Electric Co.), Mandatory Tender 11/1/2003	BBB+/Baa2		754,650
1,130,000		Tarrant County, TX Jr. College District, Refunding GO LT Bonds (Series 2001A), 4.75%, 2/15/2004	AAA/Aa1		1,179,867

		TOTAL			15,582,748

		Utah--0.8%
1,650,000		Alpine, UT School District, GO UT Bonds, 5.25%, 3/15/2006	NR/Aaa		1,788,484

		Virginia--0.8%
2,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	A-/A3		2,002,780

		Washington--4.8%
1,155,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2005	AAA/Aaa		1,237,421
2,065,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2006	AAA/Aaa		2,244,676
1,310,000		Spokane, WA, Refunding GO UT Bonds, 5.50%, 12/15/2007	AAA/Aaa		1,456,248
1,400,000		Tacoma, WA Solid Waste Utility, (Series B) Revenue Refunding Bonds, 5.50% (AMBAC INS), 12/1/2002	AAA/Aaa		1,423,548
280,000		Tacoma, WA Solid Waste Utility, (Series B) Revenue Refunding Bonds, 5.50% (AMBAC INS), 12/1/2002	AAA/Aaa		284,777
2,500,000		Washington State Public Power Supply System, Nuclear Project No. 2 Revenue Refunding Bond, (Series 1997B), 5.50% (Energy Northwest, WA), 7/1/2003	NR/Aa1		2,594,200
2,000,000		Washington State, Refunding GO UT Bonds, 5.25%, 9/1/2005	AA+/Aa1		2,162,020

		TOTAL			11,402,890

		Wisconsin--0.7%
1,500,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 5.00% (Ministry Health Care), 2/15/2005	AAA/Aaa		1,586,205

		Wyoming--0.9%
2,150,000		Albany County, WY, PCR Bonds (Series 1985), 3.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2002	BBB/NR		2,172,210

		TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $210,531,118)			214,848,333

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL SECURITIES--10.5%[2]
		Arizona--1.0%
$1,200,000		Prescott, AZ, IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		$1,200,000
1,200,000		Prescott, AZ, IDA, (Series B) Weekly VRDNs (Prescott Convention Center)/(Household Finance Corp. GTD)	A-1/NR		1,200,000

		TOTAL			2,400,000

		Georgia--0.4%
1,000,000		Bibb County, GA Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	BBB/NR		1,000,000

		Mississippi--3.4%
8,100,000		Jackson County, MS Port Facility Daily VRDNs (ChevronTexaco Corp. GTD)	NR/Aa2		8,100,000

		New York--0.6%
1,500,000		New York State Energy Research & Development Authority, Poll Ctrl Revenue Adjustable Rate Bonds (1988 Series A) Daily VRDNs (Niagara Mohawk Power Corp.)/(JPMorgan Chase Bank LOC)	AA/NR		1,500,000

		Tennessee--0.4%
1,000,000		Carter County, TN, IDB, (Series 1983) Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB/NR		1,000,000

		Texas--4.4%
10,500,000		Harris County, TX, HFDC, (Series 1994) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		10,500,000

		Washington--0.3%
800,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	BBB/NR		800,000

		TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $25,300,000)			25,300,000

		TOTAL INVESTMENTS (IDENTIFIED COST $235,831,118)[4]			$240,148,333

1 Please refer to the Appendix of the Statement of Additional information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to AMT represent 20.8% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2002, these securities amounted to $1,019,119 which represents 0.4% of net assets.

4 The cost of investments for generally accepted accounting principles ("GAAP") is $235,831,118. Cost for federal tax purposes is $235,831,118. The net unrealized appreciation of investments on a federal tax basis amounts to $4,317,215 which is comprised of $4,491,451 appreciation and $174,236 depreciation at June 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($240,411,701) at June 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQs	--Liquidity Agreements
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2002

Assets:
Total investments in securities, at value (identified cost $235,831,118)		$240,148,333
Cash		16,784
Income receivable		2,811,259
Receivable for investments sold		610,000
Receivable for shares sold		339,604

TOTAL ASSETS		243,925,980

Liabilities:
Payable for investments purchased	$3,022,069
Payable for shares redeemed	107,315
Income distribution payable	371,717
Accrued expenses	13,178

TOTAL LIABILITIES		3,514,279

Net assets for 23,234,833 shares outstanding		$240,411,701

Net Assets Consist of:
Paid in capital		$241,532,571
Net unrealized appreciation of investments		4,317,215
Accumulated net realized loss on investments		(5,438,008)
Distributions in excess of net investment income		(77)

TOTAL NET ASSETS		$240,411,701

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$211,834,535 ÷ 20,473,034 shares outstanding		$10.35

Institutional Service Shares:
$28,577,166 ÷ 2,761,799 shares outstanding		$10.35

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2002

Investment Income:
Interest			$9,192,484

Expenses:
Investment adviser fee		$871,572
Administrative personnel and services fee		163,792
Custodian fees		11,264
Transfer and dividend disbursing agent fees and expenses		54,322
Directors'/Trustees' fees		11,589
Auditing fees		12,900
Legal fees		3,514
Portfolio accounting fees		78,569
Distribution services fee--Institutional Service Shares		59,968
Shareholder services fee--Institutional Shares		484,764
Shareholder services fee--Institutional Service Shares		59,968
Share registration costs		43,675
Printing and postage		26,568
Insurance premiums		1,141
Miscellaneous		10,391

TOTAL EXPENSES		1,893,997

Waivers:
Waiver of investment adviser fee	$(260,224)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,879)
Waiver of shareholder services fee--Institutional Shares	(484,764)
Waiver of distribution services fee--Institutional Service Shares	(59,968)

TOTAL WAIVERS		(809,835)

Net expenses			1,084,162

Net investment income			8,108,322

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(315,236)
Net change in unrealized appreciation of investments			1,883,229

Net realized and unrealized gain on investments			1,567,993

Change in net assets resulting from operations			$9,676,315

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,108,322	$7,853,782
Net realized loss on investments and futures contracts	(315,236)	(231,229)
Net change in unrealized appreciation (depreciation) of investments	1,883,229	4,390,033

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,676,315	12,012,586

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,270,217)	(7,218,656)
Institutional Service Shares	(838,177)	(635,126)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,108,394)	(7,853,782)

Share Transactions:
Proceeds from sale of shares	133,457,181	63,282,565
Net asset value of shares issued to shareholders in payment of distributions declared	3,625,248	3,391,329
Cost of shares redeemed	(87,114,862)	(68,289,537)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	49,967,567	(1,615,643)

Change in net assets	51,535,488	2,543,161

Net Assets:
Beginning of period	188,876,213	186,333,052

End of period	$240,411,701	$188,876,213

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2002

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The following reclassification has been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Loss	Distributions in Excess of Net Investment Income
$65	$(65)

As of June 30, 2002, the tax composition of dividends was as follows:

Tax exempt income	$8,108,394

Long-term capital gains	--

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$371,640

Undistributed long-term gains	--

Unrealized appreciation	4,317,215

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets

CHANGE IN ACCOUNTING PRINCIPLE

Effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. Prior to July 1, 2001, the Fund did not accrete discount and amortize premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 7/1/2001		For the Year Ended 6/30/2002
	Cost of Investments	Undistributed Net Investment Income	Distributions in Excess of Net Investment Income	Net Unrealized Appreciation	Net Realized Loss
Increase (decrease)	$60	$60	$4	$60	$(64)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $5,384,635 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$1,189,491

2004	$ 2,597,123

2005	$ 170,193

2008	$ 541,582

2009	$ 624,448

2010	$ 261,798

Additionally, net capital losses of $53,373 attributable to security transactions incurred after October 31, 2001, are treated as arising on July 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2002, the Fund had no realized gains or losses on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2002, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted security held at June 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60% 11/5/2004	11/09/1999	$978,032

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,227,717	$105,457,839	4,006,638	$40,727,511
Shares issued to shareholders in payment of distributions declared	287,586	2,965,891	295,132	2,999,450
Shares redeemed	(6,310,639)	(65,033,764)	(5,178,752)	(52,577,699)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,204,664	$43,389,966	(876,982)	$(8,850,738)

Year Ended June 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,714,933	$27,999,342	2,219,082	$22,555,054
Shares issued to shareholders in payment of distributions declared	63,921	659,357	38,544	391,879
Shares redeemed	(2,145,316)	(22,081,098)	(1,552,641)	(15,711,838)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	633,538	$6,577,601	704,985	$7,235,095

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,838,202	$49,967,567	(171,997)	$(1,615,643)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will reimburse, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $209,858,590 and $129,730,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2002, were as follows:

Purchases	$95,177,239

Sales	$67,697,942

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2002, the Fund did not designate any long-term capital gain dividends. At June 30, 2002, 100% of distributions from net investment income is exempt from federal income tax, other than AMT.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short Term Municipal Trust (the "Fund"), as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 1999, were audited by other auditors whose report, dated August 27, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short Term Municipal Trust, at June 30, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 16, 2002

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund[s]. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT

Jeff A. Kozemchak has been the Fund's Portfolio Manager since 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

A Statement of Additional Information (SAI) dated August 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 313907206

8072507A-SS (8/02)

Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

PROSPECTUS

August 31, 2002

INSTITUTIONAL SHARES

A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 12

How is the Fund Sold? 12

How to Purchase Shares 13

How to Redeem Shares 14

Account and Share Information 17

Who Manages the Fund? 18

Financial Information 19

Report of Ernst & Young LLP, Independent Auditors 42

Board of Trustees and Fund Officers 43

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's dollar-weighted average portfolio maturity will be less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax exempt securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

Other risk factors associated with an investment in the Fund include prepayment risk, sector risk, liquidity risk, tax risk and leverage risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's Institutional Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's Institutional Shares total return for the six-month period from January 1, 2002 to June 30, 2002 was 2.60%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 3.08% (quarter ended March 31, 1995). Its lowest quarterly return was (0.59)% (quarter ended March 31, 1994).

Average Annual Total Return Table

Return Before Taxes is shown for the Fund's Institutional Shares. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-Year Municipal Index ("LB1MI") and Lehman Brothers 3-Year Municipal Index ("LB3MI"), broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	5.50%	4.27%	4.26%
Return After Taxes on Distributions[2]	5.50%	4.27%	4.26%
Return After Taxes on Distributions and Sale of Fund Shares[2]	5.00%	4.28%	4.26%
LB1MI	5.77%	4.68%	N/A1
LB3MI	6.59%	5.08%	5.19%

1 The LB1MI began performance on July 1, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) .	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%
Total Waivers of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.47%

1 Pursuant to the investment advisory contract, the Adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.28% for the fiscal year ended June 30, 2002. Shareholders must approve any change to the contractual waiver.

2 The shareholder services fee has been waived. The shareholder services fee paid by the Fund's Institutional Shares (after the waiver) was 0.00% for the fiscal year ended June 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are after waivers as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$48

3 Years	$151

5 Years	$263

10 Years	$591

What are the Fund's Investment Strategies?

The Fund will invest its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. The tax exempt securities in which the Fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to AMT, which may offer higher returns.

Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the amount invested by shareholders.

HEDGING TRANSACTIONS

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the principal types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

The Fund attempts to manage credit risk by purchasing investment grade securities.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

TAX RISKS

The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

Financial Information

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Independent Auditors on page 42.

Year Ended June 30	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.27	$10.03	$10.20	$10.29	$10.26
Income From Investment Operations:
Net investment income	0.39 [2]	0.44	0.43	0.44	0.44
Net realized and unrealized gain (loss) on investments and futures contract	0.08 [2]	0.24	(0.17)	(0.09)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.47	0.68	0.26	0.35	0.47

Less Distributions:
Distributions from net investment income	(0.39)	(0.44)	(0.43)	(0.44)	(0.44)

Net Asset Value, End of Period	$10.35	$10.27	$10.03	$10.20	$10.29

Total Return[3]	4.63%	6.90%	2.65%	3.39%	4.68%

Ratios to Average Net Assets:

Expenses	0.47%	0.47%	0.47%	0.47%	0.47%

Net investment income	3.75%[2]	4.32%	4.29%	4.21%	4.28%

Expense waiver/reimbursement[4]	0.37%	0.40%	0.37%	0.37%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$211,835	$167,025	$172,051	$202,226	$184,903

Portfolio turnover	33%	58%	31%	19%	33%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium and long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, and the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2002

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--89.4%[2]
		Alabama--4.1%
$978,032	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		$1,019,119
860,000		Huntsville, AL Health Care Authority, Revenue Bonds, 4.75% (Huntsville Hospital System), 6/1/2004	NR/A2		890,023
3,280,000		Huntsville, AL, GO UT Warrants, 5.375%, 12/1/2003	NR		3,297,023
1,275,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group), 7/1/2006	AAA/Aaa		1,390,260
1,190,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds Series 2000A), 5.50% (Coffee Health Group), 7/1/2005	AAA/Aaa		1,285,474
2,000,000		Mobile, AL, IDB, (Series 1994A), 3.25% TOBs (International Paper Co.), Optional Tender 12/1/2002	BBB/Baa2		2,000,840

		TOTAL			9,882,739

		Alaska--3.8%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00%, 12/1/2006	AAA/Aaa		3,250,470
1,260,000		Anchorage, AK, GO UT Bonds (Series B), 5.00% (FGIC INS), 12/1/2003	AAA/Aaa		1,317,695
3,500,000		Valdez, AK Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+/A3		3,505,460
1,000,000		Valdez, AK Marine Terminal, (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+/A3		998,800

		TOTAL			9,072,425

		Arizona--3.2%
3,000,000		Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2000), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2003	AA/Aa2		3,103,920
1,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		1,501,770
2,000,000		Maricopa County, AZ Pollution Control Corp., Refunding Revenue Bonds (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB/NR		1,994,540
1,000,000		Maricopa County, AZ, IDA, 2.00% CP (American Water Capital Corp.), Mandatory Tender 9/5/2002	BBB+/Baa1		1,000,000

		TOTAL			7,600,230

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Arkansas--0.7%
$1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc. GTD), Mandatory Tender 8/1/2002	BBB/NR		$1,000,030
677,922		Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R), 6.50% (MBIA INS), 2/1/2011	AAA/NR		666,221

		TOTAL			1,666,251

		California--0.8%
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2005	A/A3		1,003,000
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,023,650

		TOTAL			2,026,650

		Colorado--1.0%
415,000		Colorado HFA, SFM Revenue Bond, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		434,576
142,000		Colorado HFA, SFM Program Senior Bonds, (Series 1998C-2), 4.50%, 11/1/2005	NR/Aa2		143,123
105,000		Colorado HFA, SFM Program Subordinate Bonds, (Series 1998B), 4.625%, 11/1/2005	NR/A1		105,870
500,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.50% (Parkview Medical Center), 9/1/2002	NR/Baa1		501,330
500,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.75% (Parkview Medical Center), 9/1/2003	NR/Baa1		509,565
640,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	NR/Baa1		662,419

		TOTAL			2,356,883

		District of Columbia--0.5%
1,200,000		District of Columbia, Revenue Bonds (Series 1999), 5.30% TOBs (819 7th Street, LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2004	A+/NR		1,234,332

		Florida--2.8%
995,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA INS), 7/1/2019	AAA/Aaa		1,028,711
1,300,000		Florida State Board of Education Capital Outlay, GO UT Bonds (Series 2001E), 5.00% (Florida State), 6/1/2004	AA+/Aa2		1,372,462
500,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 5/15/2005	BB/Ba3		469,690
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Florida--continued
$1,885,000		Miami-Dade County, FL School District, COPs (Series A), 5.25%, 10/1/2006	AAA/Aaa		$2,065,922
1,600,000		Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corp. Obligated Group), 12/1/2004	A+/NR		1,692,480

		TOTAL			6,629,265

		Georgia--0.7%
1,700,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	AA-/NR		1,700,068

		Illinois--5.1%
1,585,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	NR		1,585,238
45,000		Chicago, IL SFM, Collateralized SFM Revenue Bonds, (Series A-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		46,170
1,030,000		Illinois Health Facilities Authority, Revenue Bonds, (Series 1998), 5.25% (Centegra Health System), 9/1/2003	A-/NR		1,062,239
1,000,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 4.80% (Advocate Health Care Network)/(Original Issue Yield: 4.90%), 8/15/2002	AA/Aa3		1,003,660
2,000,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Advocate Health Care Network), 8/15/2003	AA/Aa3		2,061,100
1,000,000		Illinois State, GO UT Bonds (First Series of December 2000), 5.50%, 12/1/2004	AA/Aa2		1,080,500
2,000,000		Illinois State, GO UT Bonds (Series 2000), 5.25%, 8/1/2003	AA/Aa2		2,078,460
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, GO UT Bonds, 5.50%, 12/30/2007	AAA/Aaa		3,397,456

		TOTAL			12,314,823

		Indiana--1.3%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/A2		1,006,620
1,200,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services), 11/1/2004	NR/Aa3		1,268,376
760,000		Indiana State HFA, SFM Revenue Bonds, (Series C-3), 4.75%, 1/1/2029	NR/Aaa		783,636

		TOTAL			3,058,632

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Iowa--0.8%
$1,880,000		Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds (Series 2001), 5.00%, 8/1/2004	AAA/Aaa		$1,994,454

		Kansas--2.6%
2,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power And Light Co.), Optional Tender 8/30/2002	BBB/A2		2,002,820
2,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, (Series 1994), 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		2,026,600
265,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 4.70% (GNMA COL), 12/1/2008	NR/Aaa		269,979
1,640,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	NR/Aaa		1,708,732
340,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 2001B-1), 4.00% (GNMA COL), 12/1/2013	NR/Aaa		346,501

		TOTAL			6,354,632

		Louisiana--5.0%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		1,037,500
2,200,000		Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (Duke Energy Corp.), 8/15/2022	NR/A3		2,281,246
1,935,000		Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana-Pacific Corp.)/(Hibernia National Bank LOC), 5/1/2004	NR/A3		2,005,182
2,000,000		Louisiana State Energy & Power Authority, Refunding Revenue Bonds (Series 2000), 5.25% (Rodemacher Unit No. 2 Project), 1/1/2003	AAA/Aaa		2,038,400
2,500,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		2,537,775
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,005,320

		TOTAL			11,905,423

		Maryland--0.4%
1,000,000		Prince Georges County, MD, IDRB (Series 1993), 4.25% TOBs (International Paper Co.), Optional Tender 7/15/2002	BBB/Baa2		1,002,650

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Massachusetts--1.5%
$2,495,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		$2,564,810
1,060,000		Massachusetts HEFA, Revenue Bonds (Series C), 5.00% (Milton Hospital), 7/1/2004	BBB+/NR		1,105,548

		TOTAL			3,670,358

		Michigan--2.9%
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA/Aaa		2,752,450
1,005,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.70% (Hackley Hospital Obligated Group), 5/1/2004	NR/Baa1		1,027,040
1,265,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2003	AA-/Aa3		1,320,913
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-/Aa3		1,067,540
820,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	NR/A1		847,806

		TOTAL			7,015,749

		Missouri--1.3%
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2005	AA/Aa2		1,606,065
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	AA/Aa2		1,627,275

		TOTAL			3,233,340

		Nebraska--0.6%
1,500,000		Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1/MIG1		1,528,245

		New Mexico--0.5%
1,245,000		Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds (Series 1996), 5.00%, 6/1/2003	NR		1,274,756

		New York--4.6%
4,000,000		New York City, NY, GO UT Bonds (Series 1991B), 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A/A2		4,078,400
1,000,000		New York City, NY, GO UT Bonds (Series D), 5.00%, 8/1/2006	A/A2		1,067,420
1,000,000		New York City, NY, GO UT Bonds (Series E), 5.00%, 8/1/2007	A/A2		1,065,670
2,360,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	NR/Aa1		2,441,491
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		New York--continued
$1,000,000		New York State Thruway Authority, Highway and Bridge Transportation Fund Revenue Bd., (Series B-1), 5.50% (MBIA INS), 4/1/2004	AAA/Aaa		$1,059,340
1,185,000		Niagara Falls, NY City School District, COPs (Series 1998), 5.625%, 6/15/2003	BBB-/Baa2		1,225,053

		TOTAL			10,937,374

		North Carolina--2.2%
2,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		2,029,000
1,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa3		1,034,880
1,100,000		North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		1,114,003
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+/Baa1		1,018,390

		TOTAL			5,196,273

		Ohio--6.7%
1,000,000		Beavercreek, OH Local School District, Special TANs, 4.25%, 12/1/2004	NR		1,034,180
1,170,000		Franklin County, OH, Revenue Refunding Bonds, 4.35% (Capitol South Community Urban Redevelopment Corp.), 6/1/2003	NR		1,188,346
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB/Baa2		3,031,710
1,750,000		Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.30% (Knox Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA/NR		1,817,357
1,500,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project), Mandatory Tender 3/31/2005	NR/A3		1,501,095
610,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		627,281
1,350,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.60% (GNMA COL), 9/1/2026	AAA/Aaa		1,369,197
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Ohio--continued
$1,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		$1,000,000
1,000,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.70% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2002	BBB+/Baa1		1,000,460
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,002,710
1,500,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		1,501,710
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50%, 6/1/2006	AAA/Aaa		1,097,260

		TOTAL			16,171,306

		Oklahoma--4.0%
3,335,000		Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA COL), 9/1/2029	NR/Aaa		3,570,885
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,057,200
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,098,560
2,000,000		Tulsa, OK Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000A), 5.80% TOBs (American Airlines, Inc.), Mandatory Tender 12/1/2004	BB/B1		1,910,060

		TOTAL			9,636,705

		Oregon--0.9%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,049,590
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,065,850

		TOTAL			2,115,440

		Pennsylvania--8.7%
5,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		5,221,950
3,000,000		Northampton County, PA, IDA, 2.10% CP (American Water Capital Corp.), Mandatory Tender 7/24/2002	BBB+/Baa1		3,000,000
1,500,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,544,325
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Pennsylvania--continued
$2,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), 2.35% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and Westdeutsche Landesbank Girozentrale LIQs), Optional Tender 7/1/2003	AAA/Aaa		$2,511,925
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+/NR		214,820
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR		1,072,140
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2006	AAA/Aaa		1,372,550
2,000,000		Pennsylvania State University, Revenue Refunding Bonds, 5.00%, 3/1/2004	AA/Aa2		2,099,820
2,010,036		Philadelphia, PA Municipal Authority, Equipment Revenue Bonds (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/(AMBAC INS), 10/1/2004	AAA/Aaa		2,141,793
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Guthrie Healthcare System), 12/1/2005	A-/NR		1,068,260
640,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	NR		671,494

		TOTAL			20,919,077

		Rhode Island--2.6%
1,498,000		Cranston, RI, 3.75% BANs, 11/14/2002	NR		1,501,985
2,775,000		Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR		2,799,087
600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		616,926
650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		671,990
700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		727,909

		TOTAL			6,317,897

		South Carolina--0.4%
1,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00%, 1/1/2004	AAA/Aaa		1,045,040

		South Dakota--0.6%
1,240,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,317,103

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Tennessee--4.6%
$485,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.00% (Dominion Resources, Inc.), 11/1/2002	BBB+/NR		$487,275
490,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		497,316
500,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		513,050
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Multifamily Housing Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA INS), Mandatory Tender 2/1/2006	AAA/NR		1,030,560
1,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA/Aa2		2,117,114
2,085,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA/Aa2		2,222,381
2,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(Original Issue Yield: 7.27%), 12/1/2024	AAA/Aaa		2,264,000
2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		2,003,200

		TOTAL			11,134,896

		Texas--6.5%
3,000,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Electric Co.), Mandatory Tender 6/19/2006	BBB+/Baa2		3,046,320
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB/Baa1		981,530
1,370,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,418,964
2,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		2,009,600
2,070,000		Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds (Series 1997), 4.95% (United States Treasury GTD), 5/1/2021	NR		2,156,257
3,000,000		Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		2,997,930
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Texas--continued
$1,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 4.00% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2004	AAA/Aaa		$1,037,630
750,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 4.00% TOBs (TXU Electric Co.), Mandatory Tender 11/1/2003	BBB+/Baa2		754,650
1,130,000		Tarrant County, TX Jr. College District, Refunding GO LT Bonds (Series 2001A), 4.75%, 2/15/2004	AAA/Aa1		1,179,867

		TOTAL			15,582,748

		Utah--0.8%
1,650,000		Alpine, UT School District, UT GO Bonds, 5.25%, 3/15/2006	NR/Aaa		1,788,484

		Virginia--0.8%
2,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	A-/A3		2,002,780

		Washington--4.8%
1,155,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2005	AAA/Aaa		1,237,421
2,065,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2006	AAA/Aaa		2,244,676
1,310,000		Spokane, WA, Refunding GO UT Bonds, 5.50%, 12/15/2007	AAA/Aaa		1,456,248
1,400,000		Tacoma, WA Solid Waste Utility, (Series B) Revenue Refunding Bonds, 5.50% (AMBAC INS), 12/1/2002	AAA/Aaa		1,423,548
280,000		Tacoma, WA Solid Waste Utility, (Series B) Revenue Refunding Bonds, 5.50% (AMBAC INS), 12/1/2002	AAA/Aaa		284,777
2,500,000		Washington State Public Power Supply System, Nuclear Project No. 2 Revenue Refunding Bond, (Series 1997B), 5.50% (Energy Northwest, WA), 7/1/2003	NR/Aa1		2,594,200
2,000,000		Washington State, Refunding GO UT Bonds, 5.25%, 9/1/2005	AA+/Aa1		2,162,020

		TOTAL			11,402,890

		Wisconsin--0.7%
1,500,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 5.00% (Ministry Health Care), 2/15/2005	AAA/Aaa		1,586,205

		Wyoming--0.9%
2,150,000		Albany County, WY, PCR Bonds (Series 1985), 3.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2002	BBB/NR		2,172,210

		TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $210,531,118)			214,848,333

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL SECURITIES--10.5%[2]
		Arizona--1.0%
$1,200,000		Prescott, AZ, IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		$1,200,000
1,200,000		Prescott, AZ, IDA, (Series B) Weekly VRDNs (Prescott Convention Center)/(Household Finance Corp. GTD)	A-1/NR		1,200,000

		TOTAL			2,400,000

		Georgia--0.4%
1,000,000		Bibb County, GA Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	BBB/NR		1,000,000

		Mississippi--3.4%
8,100,000		Jackson County, MS Port Facility Daily VRDNs (ChevronTexaco Corp. GTD)	NR/Aa2		8,100,000

		New York--0.6%
1,500,000		New York State Energy Research & Development Authority, Poll Ctrl Revenue Adjustable Rate Bonds (1988 Series A) Daily VRDNs (Niagara Mohawk Power Corp.)/(JPMorgan Chase Bank LOC)	AA/NR		1,500,000

		Tennessee--0.4%
1,000,000		Carter County, TN, IDB, (Series 1983) Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB/NR		1,000,000

		Texas--4.4%
10,500,000		Harris County, TX, HFDC, (Series 1994) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		10,500,000

		Washington--0.3%
800,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	BBB/NR		800,000

		TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $25,300,000)			25,300,000

		TOTAL INVESTMENTS (IDENTIFIED COST $235,831,118)[4]			$240,148,333

1 Please refer to the Appendix of the Statement of Additional information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to AMT represent 20.8% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2002, these securities amounted to $1,019,119 which represents 0.4% of net assets.

4 The cost of investments for generally accepted accounting principles ("GAAP") is $235,831,118. Cost for federal tax purposes is $235,831,118. The net unrealized appreciation of investments on a federal tax basis amounts to $4,317,215 which is comprised of $4,491,451 appreciation and $174,236 depreciation at June 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($240,411,701) at June 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQs	--Liquidity Agreements
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2002

Assets:
Total investments in securities, at value (identified cost $235,831,118)		$240,148,333
Cash		16,784
Income receivable		2,811,259
Receivable for investments sold		610,000
Receivable for shares sold		339,604

TOTAL ASSETS		243,925,980

Liabilities:
Payable for investments purchased	$3,022,069
Payable for shares redeemed	107,315
Income distribution payable	371,717
Accrued expenses	13,178

TOTAL LIABILITIES		3,514,279

Net assets for 23,234,833 shares outstanding		$240,411,701

Net Assets Consist of:
Paid in capital		$241,532,571
Net unrealized appreciation of investments		4,317,215
Accumulated net realized loss on investments		(5,438,008)
Distributions in excess of net investment income		(77)

TOTAL NET ASSETS		$240,411,701

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$211,834,535 ÷ 20,473,034 shares outstanding		$10.35

Institutional Service Shares:
$28,577,166 ÷ 2,761,799 shares outstanding		$10.35

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2002

Investment Income:
Interest			$9,192,484

Expenses:
Investment adviser fee		$871,572
Administrative personnel and services fee		163,792
Custodian fees		11,264
Transfer and dividend disbursing agent fees and expenses		54,322
Directors'/Trustees' fees		11,589
Auditing fees		12,900
Legal fees		3,514
Portfolio accounting fees		78,569
Distribution services fee--Institutional Service Shares		59,968
Shareholder services fee--Institutional Shares		484,764
Shareholder services fee--Institutional Service Shares		59,968
Share registration costs		43,675
Printing and postage		26,568
Insurance premiums		1,141
Miscellaneous		10,391

TOTAL EXPENSES		1,893,997

Waivers:
Waiver of investment adviser fee	$(260,224)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,879)
Waiver of shareholder services fee--Institutional Shares	(484,764)
Waiver of distribution services fee--Institutional Service Shares	(59,968)

TOTAL WAIVERS		(809,835)

Net expenses			1,084,162

Net investment income			8,108,322

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(315,236)
Net change in unrealized appreciation of investments			1,883,229

Net realized and unrealized gain on investments			1,567,993

Change in net assets resulting from operations			$9,676,315

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,108,322	$7,853,782
Net realized loss on investments and futures contracts	(315,236)	(231,229)
Net change in unrealized appreciation (depreciation) of investments	1,883,229	4,390,033

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,676,315	12,012,586

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,270,217)	(7,218,656)
Institutional Service Shares	(838,177)	(635,126)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,108,394)	(7,853,782)

Share Transactions:
Proceeds from sale of shares	133,457,181	63,282,565
Net asset value of shares issued to shareholders in payment of distributions declared	3,625,248	3,391,329
Cost of shares redeemed	(87,114,862)	(68,289,537)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	49,967,567	(1,615,643)

Change in net assets	51,535,488	2,543,161

Net Assets:
Beginning of period	188,876,213	186,333,052

End of period	$240,411,701	$188,876,213

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2002

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The following reclassification has been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Loss	Distributions in Excess of Net Investment Income
$65	$(65)

As of June 30, 2002, the tax composition of dividends was as follows:

Tax exempt income	$8,108,394

Long-term capital gains	--

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$371,640

Undistributed long-term gains	--

Unrealized appreciation	4,317,215

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets

CHANGE IN ACCOUNTING PRINCIPLE

Effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. Prior to July 1, 2001, the Fund did not accrete discount and amortize premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 7/1/2001		For the Year Ended 6/30/2002
	Cost of Investments	Undistributed Net Investment Income	Distributions in Excess of Net Investment Income	Net Unrealized Appreciation	Net Realized Loss
Increase (decrease)	$60	$60	$4	$60	$(64)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $5,384,635 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$1,189,491

2004	$ 2,597,123

2005	$ 170,193

2008	$ 541,582

2009	$ 624,448

2010	$ 261,798

Additionally, net capital losses of $53,373 attributable to security transactions incurred after October 31, 2001, are treated as arising on July 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2002, the Fund had no realized gains or losses on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2002, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted security held at June 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60% 11/5/2004	11/09/1999	$978,032

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,227,717	$105,457,839	4,006,638	$40,727,511
Shares issued to shareholders in payment of distributions declared	287,586	2,965,891	295,132	2,999,450
Shares redeemed	(6,310,639)	(65,033,764)	(5,178,752)	(52,577,699)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,204,664	$43,389,966	(876,982)	$(8,850,738)

Year Ended June 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,714,933	$27,999,342	2,219,082	$22,555,054
Shares issued to shareholders in payment of distributions declared	63,921	659,357	38,544	391,879
Shares redeemed	(2,145,316)	(22,081,098)	(1,552,641)	(15,711,838)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	633,538	$6,577,601	704,985	$7,235,095

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,838,202	$49,967,567	(171,997)	$(1,615,643)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will reimburse, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $209,858,590 and $129,730,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2002, were as follows:

Purchases	$95,177,239

Sales	$67,697,942

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2002, the Fund did not designate any long-term capital gain dividends. At June 30, 2002, 100% of distributions from net investment income is exempt from federal income tax, other than AMT.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short Term Municipal Trust (the "Fund"), as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 1999, were audited by other auditors whose report, dated August 27, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short Term Municipal Trust, at June 30, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 16, 2002

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund[s]. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT

Jeff A. Kozemchak has been the Fund's Portfolio Manager since 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

A Statement of Additional Information (SAI) dated August 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 313907107

8072507A-IS (8/02)